Mortgage Banking Activities, Noninterest Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Servicing fees:
Contractually specified servicing fees	$ 4,442	$ 4,626	$ 4,611
Late charges	216	257	298
Ancillary fees	343	342	354
Unreimbursed direct servicing costs	(1,074)	(1,234)	(1,119)
Net servicing fees	3,927	3,991	4,144
Changes in fair value:
Due to changes in valuation model inputs or assumptions	3,398	(2,893)	(3,680)
Other changes in fair value	(2,242)	(3,061)	(2,141)
Total changes in fair value of MSRs carried at fair value	1,156	(5,954)	(5,821)
Amortization	(254)	(233)	(264)
Reversal of provision (provision) for MSRs in excess of fair value	0	0	(34)
Net derivative gains (losses) from economic hedges	(2,909)	3,574	5,241
Total servicing income, net	1,920	1,378	3,266
Net gains on mortgage loan origination/sales activities	6,854	10,260	4,566
Total mortgage banking noninterest income	8,774	11,638	7,832
Market-related valuation changes to MSRs, net of hedge results	$ 489	$ 681	$ 1,561